Related Parties - Balances of Receivables and Payables with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Receivables	¥ 263,931	¥ 251,881
Payables	181,368	205,479
Affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	21,259	21,877
Payables	148,017	151,878
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	242,672	230,004
Payables	¥ 33,351	¥ 53,601